UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      181,652
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                     COM            88579y101     2014    24645 SH       SOLE                 24645      0    0
ABBOTT LABORATORIES            COM            002824100     2140    38065 SH       SOLE                 38065      0    0
AMAZON COM INC                 COM            023135106     1419     8200 SH       SOLE                  8200      0    0
AMERICAN TOWER REIT COM        COM            03027x100     6091   101502 SH       SOLE                101502      0    0
AMPHENOL CORP CLASS A          COM            032095101     1543    34000 SH       SOLE                 34000      0    0
APPLE INC                      COM            037833100     7639    18862 SH       SOLE                 18862      0    0
AT&T INC                       COM            00206R102     2061    68142 SH       SOLE                 68142      0    0
AUTOMATIC DATA PROCESSING INC. COM            053015103     2213    40977 SH       SOLE                 40977      0    0
BLACKROCK INC COM              COM            09247X101     2241    12575 SH       SOLE                 12575      0    0
BOEING CO                      COM            097023105     5369    73200 SH       SOLE                 73200      0    0
CELGENE CORP                   COM            151020104     8199   121282 SH       SOLE                121282      0    0
CHEVRON CORP                   COM            166764100     5742    53965 SH       SOLE                 53965      0    0
CITIGROUP INC                  COM            172967101     1197    45500 SH       SOLE                 45500      0    0
COCA-COLA CO                   COM            191216100     2462    35193 SH       SOLE                 35193      0    0
COGNIZANT TECH SOLUTIONS CL A  COM            192446102     3870    60185 SH       SOLE                 60185      0    0
COMCAST CORP CL A              COM            20030N101     1904    80300 SH       SOLE                 80300      0    0
CONOCOPHILLIPS                 COM            20825C104     5394    74025 SH       SOLE                 74025      0    0
DIAGEO PLC SPON ADR-NEW        COM            25243q205     2105    24075 SH       SOLE                 24075      0    0
EMERSON ELECTRIC CO            COM            291011104     1837    39420 SH       SOLE                 39420      0    0
GENERAL ELECTRIC CO            COM            369604103     2039   113847 SH       SOLE                113847      0    0
GENUINE PARTS CO               COM            372460105     2308    37710 SH       SOLE                 37710      0    0
GLAXOSMITHKLINE PLC SP ADR     COM            37733W105     2145    47010 SH       SOLE                 47010      0    0
GOOGLE INC                     COM            38259P508     8362    12946 SH       SOLE                 12946      0    0
INTEL CORP                     COM            458140100     2398    98885 SH       SOLE                 98885      0    0
INTL BUSINESS MACHINES CORP    COM            459200101     6961    37858 SH       SOLE                 37858      0    0
INTUITIVE SURGICAL INC         COM            46120E602     6330    13672 SH       SOLE                 13672      0    0
JOHNSON & JOHNSON              COM            478160104     2079    31695 SH       SOLE                 31695      0    0
KIMBERLY CLARK CORP            COM            494368103     2158    29333 SH       SOLE                 29333      0    0
LAS VEGAS SANDS CORP           COM            517834107     4364   102125 SH       SOLE                102125      0    0
MASTERCARD INC                 COM            57636Q104     2833     7600 SH       SOLE                  7600      0    0
MCDONALDS CORP                 COM            580135101     8904    88749 SH       SOLE                 88749      0    0
MICROSOFT CORP                 COM            594918104     2152    82905 SH       SOLE                 82905      0    0
NEXTERA ENERGY INC             COM            65339F101     2172    35677 SH       SOLE                 35677      0    0
ORACLE CORP                    COM            68389X105     4934   192345 SH       SOLE                192345      0    0
PEPSICO INC                    COM            713448108     4194    63210 SH       SOLE                 63210      0    0
PFIZER INC                     COM            717081103     2240   103510 SH       SOLE                103510      0    0
PHILIP MORRIS INTL INC         COM            718172109     8428   107395 SH       SOLE                107395      0    0
PRAXAIR INC                    COM            74005P104     1956    18300 SH       SOLE                 18300      0    0
PRICELINE.COM INC (NEW)        COM            741503403     4916    10510 SH       SOLE                 10510      0    0
PROCTER & GAMBLE CO            COM            742718109     2063    30918 SH       SOLE                 30918      0    0
QUALCOMM INC                   COM            747525103     6690   122295 SH       SOLE                122295      0    0
QUANTA SERVICES INC            COM            74762e102     1691    78500 SH       SOLE                 78500      0    0
SCHLUMBERGER LTD               COM            806857108     3638    53260 SH       SOLE                 53260      0    0
SOUTHERN CO                    COM            842587107     2273    49102 SH       SOLE                 49102      0    0
SPDR GOLD TR GOLD SHS          COM            78463V107     1087     7150 SH       SOLE                  7150      0    0
STARBUCKS CORP                 COM            855244109     1748    38000 SH       SOLE                 38000      0    0
SYSCO CORP                     COM            871829107     2027    69100 SH       SOLE                 69100      0    0
UNITED PARCEL SERVICE CL B     COM            911312106     2071    28295 SH       SOLE                 28295      0    0
UNITED TECHNOLOGIES CORP       COM            913017109     3886    53167 SH       SOLE                 53167      0    0
VERIZON COMMUNICATIONS         COM            92343V104     2077    51772 SH       SOLE                 51772      0    0
VISA INC COM CL A              COM            92826C839     5088    50110 SH       SOLE                 50110      0    0


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